REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Geographic Distribution (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Total Real Estate Related and Other Loans Held for Sale
Outstanding Face Amount	$ 567,829	[1]
Subtotal prior to bank loans not secured by assets	315,659
Percentage of loans	100.00%
Total Real Estate Related and Other Loans Held for Sale | Western US
Outstanding Face Amount	94,204
Percentage of loans	29.90%
Total Real Estate Related and Other Loans Held for Sale | Northeastern US
Outstanding Face Amount	34,847
Percentage of loans	11.00%
Total Real Estate Related and Other Loans Held for Sale | Southeastern US
Outstanding Face Amount	52,178
Percentage of loans	16.50%
Total Real Estate Related and Other Loans Held for Sale | Midwestern US
Outstanding Face Amount	11,296
Percentage of loans	3.60%
Total Real Estate Related and Other Loans Held for Sale | Southwestern US
Outstanding Face Amount	32,005
Percentage of loans	10.10%
Total Real Estate Related and Other Loans Held for Sale | Foreign Locations
Outstanding Face Amount	91,129
Percentage of loans	28.90%
Total Real Estate Related and Other Loans Held for Sale | Other Locations
Outstanding Face Amount	252,170	[2]
Total Residential Mortgage Loans
Outstanding Face Amount	280,753
Percentage of loans	100.00%
Total Residential Mortgage Loans | Western US
Outstanding Face Amount	168,132
Percentage of loans	59.90%
Total Residential Mortgage Loans | Northeastern US
Outstanding Face Amount	9,014
Percentage of loans	3.20%
Total Residential Mortgage Loans | Southeastern US
Outstanding Face Amount	61,646
Percentage of loans	22.00%
Total Residential Mortgage Loans | Midwestern US
Outstanding Face Amount	10,490
Percentage of loans	3.70%
Total Residential Mortgage Loans | Southwestern US
Outstanding Face Amount	31,424
Percentage of loans	11.20%
Total Residential Mortgage Loans | Foreign Locations
Outstanding Face Amount	$ 47
Percentage of loans	0.00%

[1]	Loans which are more than 3% of the total current carrying value (or $13.1 million) at December 31, 2013 are as follows: (See Schedule of large loans)
[2]	Includes corporate bank loans which are not directly secured by real estate assets.